Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2025
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	£ 0	£ (8)	[1]	£ 42	[1]
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	10,816	10,656		11,003
Increase (decrease) through foreign exchange and other movements, financial assets	(2)			13
Gains recognised in the income statement within other income	221			61
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	1			42
Purchases/increases	525			145
Sales/repayments	(1,111)			(488)
Transfers into the level 3 portfolio	16			13
Transfers out of the level 3 portfolio	(14)			(133)
Balance at end of period	10,452	10,816		10,656
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	10,251	9,700		9,889
Increase (decrease) through foreign exchange and other movements, financial assets	0			(1)
Gains recognised in the income statement within other income	191			213
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	0			0
Purchases/increases	522			137
Sales/repayments	(1,096)			(482)
Transfers into the level 3 portfolio	16			12
Transfers out of the level 3 portfolio	(14)			(68)
Balance at end of period	9,870	10,251		9,700
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held	147			120
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	101	417		373
Increase (decrease) through foreign exchange and other movements, financial assets	0			2
Gains recognised in the income statement within other income	1			2
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	1			42
Purchases/increases	1			0
Sales/repayments	(3)			(2)
Transfers into the level 3 portfolio	0			0
Transfers out of the level 3 portfolio	0			0
Balance at end of period	101	101		417
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held	1			3
Level 3 | Derivative financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	464	539		741
Increase (decrease) through foreign exchange and other movements, financial assets	(2)			12
Gains recognised in the income statement within other income	29			(154)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	0			0
Purchases/increases	2			8
Sales/repayments	(12)			(4)
Transfers into the level 3 portfolio	0			1
Transfers out of the level 3 portfolio	0			(65)
Balance at end of period	481	£ 464		539
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held	44			(124)
Level 3 | Total financial assets carried at fair value £m
Reconciliation of changes in fair value measurement, assets [abstract]
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ 192			£ (1)

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.